UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 1999

Check here if Amendment [X];      Amendment Number:  1
                                                    ---
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Firsthand Capital Management, Inc.
Address:          125 South Market
                  Suite 1200
                  San Jose, California 95113

Form 13F File Number:  28-04505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Omar N. Billawala
Title:            Chief Operating Officer
Phone:            (408) 294-2200

Signature, Place, and Date of Signing:

     /s/ Omar N. Billawala          San Jose, California       08/31/2000
     ---------------------          ---------------------      ----------
     [Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                0
                                               --------------------

Form 13F Information Table Entry Total:                          85
                                                -------------------

Form 13F Information Table Value Total:         $           487,001
                                                -------------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                 Firsthand Capital Management, Inc.
                                                              FORM 13F
                                                           as of 06/30/2000


                                                                                                               Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other    ------------------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers      Sole     Shared  None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------  ------------------------
ADAPTEC, INC.                COM         00651F108        5,473        155,000  SH         SOLE               155,000
ADC TELECOMMUNICATIONS, INC. COM         000886101        5,468        120,000  SH         SOLE               120,000
ADVANCED FIBRE COMMUNICATION COM         00754A105        1,273         81,500  SH         SOLE                81,500
ALTERA CORP.                 COM         021441100        3,127         84,941  SH         SOLE                84,941
AMERICA ONLINE, INC.         COM         02364J104        4,629         43,806  SH         SOLE                43,806
AMGEN, INC.                  COM         031162100        2,118         34,800  SH         SOLE                34,800
APPLIED MATERIALS CORP.      COM         038222105        4,736         65,728  SH         SOLE                65,728
APPLIED MICRO CIRCUITS CORP. COM         03822W109       28,130        342,000  SH         SOLE               342,000
APPLIED SCIENCE & TECHNOLOGY COM         038236105        2,194         97,500  SH         SOLE                97,500
ASPEC TECHNOLOGY, INC.       COM         045233103          312        356,000  SH         SOLE               356,000
AT HOME CORP.                COM         045919107          324          6,000  SH         SOLE                 6,000
AT&T CORP.                   COM         001957109       20,980        375,900  SH         SOLE               375,900
AVANTI CORP.                 COM         053487104        5,422        429,462  SH         SOLE               429,462
AWARE, INC.                  COM         05453N100          461         10,000  SH         SOLE                10,000
BIOGEN, INC.                 COM         090597105          257          4,000  SH         SOLE                 4,000
BOSTON SCIENTIFIC CORP.      COM         101137107        6,832        155,500  SH         SOLE               155,500
CABLETRON SYSTEMS, INC.      COM         126920107       14,430      1,110,000  SH         SOLE             1,110,000
CADENCE DESIGN SYSTEMS, INC. COM         127387108        2,080        163,194  SH         SOLE               163,194
CARDIMA, INC.                COM         14147M106        1,219        600,000  SH         SOLE               600,000
CARDIOTHORACIC SYSTEMS, INC. COM         141907105        8,442        603,000  SH         SOLE               603,000
CELERITEK, INC.              COM         150926103        3,264        522,200  SH         SOLE               522,200
CENTOCOR, INC.               COM         152342101        8,439        181,000  SH         SOLE               181,000
CHECK POINT SOFTWARE TECHNOL COM         M22465104          724         13,500  SH         SOLE                13,500
CIENA CORP                   COM         171779101       14,098        467,000  SH         SOLE               467,000
CISCO SYSTEMS, INC.          COM         17275R102        5,385         86,970  SH         SOLE                86,970
CONCORD COMMUNICATIONS, INC. COM         206186108        2,475         55,000  SH         SOLE                55,000
CONCUR TECHNOLOGIES, INC.    COM         206708109          293         10,400  SH         SOLE                10,400
CONEXANT SYSTEMS, INC.       COM         207142100       12,919        223,542  SH         SOLE               223,542
CREE, INC.                   COM         225447101          769         10,000  SH         SOLE                10,000
CRITICAL PATH, INC.          COM         22674V100          277          5,000  SH         SOLE                 5,000
CYMER, INC.                  COM         232572107        3,875        155,000  SH         SOLE               155,000
ENDOCARDIAL SOLUTIONS, INC.  COM         292962107        2,634        279,100  SH         SOLE               279,100
ENDOSONICS CORP.             COM         29264K105        4,600        657,200  SH         SOLE               657,200
EXODUS COMMUNICATIONS, INC.  COM         302088109          696          5,800  SH         SOLE                 5,800
FIRSTAR TREASURY FUND        COM         8549119A4       65,484     65,484,201 PRN         SOLE            65,484,201
FVC.COM, INC.                COM         30266P100        1,550        238,500  SH         SOLE               238,500
GALILEO TECHNOLOGY LTD. - IS ADR         M47298100       15,714        346,800  SH         SOLE               346,800
GENESIS MICROCHIP INC.       COM         371933102          614         26,000  SH         SOLE                26,000
GLOBESPAN, INC.              COM         379571102        9,182        231,000  SH         SOLE               231,000
GLOBIX CORPORATION           COM         37957F101        7,600        172,000  SH         SOLE               172,000
GUIDANT CORPORATION          COM         401698105        5,545        107,800  SH         SOLE               107,800
HEWLETT-PACKARD COMPANY      COM         428236103        1,307         13,000  SH         SOLE                13,000
I2 TECHNOLOGIES, INC.        COM         465754109        1,591         37,000  SH         SOLE                37,000
IBM CORP.                    COM         459200101        2,935         22,710  SH         SOLE                22,710
IGEN INTERNATIONAL, INC.     COM         449536101          246          8,460  SH         SOLE                 8,460
IMMUNEX CORP.                COM         452528102       23,449        184,000  SH         SOLE               184,000
INTRAWARE, INC.              COM         46118M103          744         31,000  SH         SOLE                31,000
KLA-TENCOR CORP.             COM         482480100        4,893         76,840  SH         SOLE                76,840
LEGATO SYSTEMS, INC.         COM         524651106          606         10,500  SH         SOLE                10,500
LEVEL ONE COMMUNICATIONS, IN COM         527295109        4,507         92,100  SH         SOLE                92,100
LUCENT TECHNOLOGIES, INC.    COM         549463107        4,380         64,951  SH         SOLE                64,951
MEDIMMUNE, INC.              COM         584699102          440          6,500  SH         SOLE                 6,500
MEDTRONIC, INC.              COM         585055106        2,940         37,753  SH         SOLE                37,753
MERCK & COMPANY, INC.        COM         589331107          888         12,000  SH         SOLE                12,000
MICROSOFT CORP.              COM         594918104        3,612         40,046  SH         SOLE                40,046
MMC NETWORKS INC.            COM         55308N102        1,029         23,000  SH         SOLE                23,000
MOTOROLA, INC.               COM         620076109        7,533         79,500  SH         SOLE                79,500
NEWBRIDGE NETWORKS CORP.     COM         650901101       15,755        548,000  SH         SOLE               548,000
NOVELLUS SYSTEMS INC.        COM         670008101          785         11,500  SH         SOLE                11,500
NOVOSTE CORP.                COM         67010C100        1,537         73,200  SH         SOLE                73,200
OAK INDUSTRIES, INC.         COM         671400505       11,577        265,000  SH         SOLE               265,000
ORACLE CORPORATION           COM         68389X105        4,953        139,354  SH         SOLE               139,354
P-COM, INC.                  COM         693262107        1,063        203,000  SH         SOLE               203,000
PERVASIVE SOFTWARE INC.      COM         715710109        8,594        345,500  SH         SOLE               345,500
PMC-SIERRA, INC.             COM         69344F106       31,628        537,884  SH         SOLE               537,884
QUADRAMED CORP.              COM         74730W101        2,953        363,500  SH         SOLE               363,500
QUALCOMM INC                 COM         747525103        4,305         30,000  SH         SOLE                30,000
RADIANCE MEDICAL SYSTEMS, IN COM         750241101        1,424        484,900  SH         SOLE               484,900
SAP AG-SPONSORED ADR         ADR         803054204          277          8,000  SH         SOLE                 8,000
SEPRACOR INC.                COM         817315104          366          4,500  SH         SOLE                 4,500
SPEEDFAM-IPEC, INC.          COM         847705100        4,248        264,475  SH         SOLE               264,475
STERLING COMMERCE, INC.      COM         859205106          767         21,000  SH         SOLE                21,000
SUN MICROSYSTEMS, INC.       COM         866810104        2,946         45,560  SH         SOLE                45,560
TELLABS, INC.                COM         879664100        2,027         30,000  SH         SOLE                30,000
TERADYNE, INC.               COM         880770102        2,773         39,892  SH         SOLE                39,892
TEXAS INSTRUMENTS, INC.      COM         882508104        1,974         16,980  SH         SOLE                16,980
TRANSWITCH CORP.             COM         894065101        1,767         37,300  SH         SOLE                37,300
TRIQUINT SEMICONDUCTOR, INC. COM         89674K103       20,873        367,400  SH         SOLE               367,400
UNIPHASE CORP.               COM         909149106          598          3,600  SH         SOLE                 3,600
V3 SEMICONDUCTOR, INC.       COM         918392101          350         50,000  SH         SOLE                50,000
VERISIGN INC.                COM         92343E102          992         11,500  SH         SOLE                11,500
VIGNETTE CORPORATION         COM         926734104          413          5,500  SH         SOLE                 5,500
VITESSE SEMICONDUCTOR CORP.  COM         928497106        5,246         79,578  SH         SOLE                79,578
XILINX, INC.                 COM         983919101        2,477         46,550  SH         SOLE                46,550
ZORAN CORP.                  COM         98975F101        9,187        548,500  SH         SOLE               548,500
REPORT SUMMARY:               85                        487,001
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